Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Reporting_Unit	Dec. 31, 2016 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2015 USD ($)
Description Of Business And Significant Accounting Policies [Line Items]
Accumulated deficit	$ 237,330,000
Accumulated other comprehensive loss	(67,679,000)		$ (1,631,000)
Predecessor
Description Of Business And Significant Accounting Policies [Line Items]
Accumulated deficit	237,330,000	$ 124,028,000
Accumulated other comprehensive loss	(67,679,000)	(127,464,000)
Allowance for doubtful accounts	0	0
Capitalized deferred costs	$ 6,400,000	600,000
Number of reporting units | Reporting_Unit	2
Goodwill Impairment	$ 0	0
Long-lived asset impairment	0	0
Deferred tax asset valuation allowance	15,934,000	11,534,000		$ 10,059,000
Annual claims under its employee health care plan	200,000	200,000
Total insurance benefit	1,000,000	1,000,000
Accrued liability for self insured employee health claims	$ 400,000	600,000
Predecessor | Merchant contract portfolios | Minimum
Description Of Business And Significant Accounting Policies [Line Items]
Useful life of intangible assets	7 years
Predecessor | Merchant contract portfolios | Maximum
Description Of Business And Significant Accounting Policies [Line Items]
Useful life of intangible assets	19 years
Predecessor | Marketing alliance agreements | Minimum
Description Of Business And Significant Accounting Policies [Line Items]
Useful life of intangible assets	5 years
Predecessor | Marketing alliance agreements | Maximum
Description Of Business And Significant Accounting Policies [Line Items]
Useful life of intangible assets	21 years
Predecessor | Internally developed software | Minimum
Description Of Business And Significant Accounting Policies [Line Items]
Useful life of intangible assets	3 years
Predecessor | Internally developed software | Maximum
Description Of Business And Significant Accounting Policies [Line Items]
Useful life of intangible assets	7 years
Predecessor | Non-competition agreements | Minimum
Description Of Business And Significant Accounting Policies [Line Items]
Useful life of intangible assets	2 years
Predecessor | Non-competition agreements | Maximum
Description Of Business And Significant Accounting Policies [Line Items]
Useful life of intangible assets	4 years
Predecessor | Restatement Adjustment
Description Of Business And Significant Accounting Policies [Line Items]
Accumulated deficit	$ 29,900,000
Accumulated other comprehensive loss	13,700,000
Non redeemable non- controlling interest	16,200,000
Mexican Tax Authority | Predecessor
Description Of Business And Significant Accounting Policies [Line Items]
Value added taxes included in other receivable	$ 32,100,000	$ 31,600,000